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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-05099

                      Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Cash Reserves Fund

 Schedule of Investments  9/30/11 (unaudited)

 Principal

 Amount ($)

 Floating

 Rate (b)

 S&P/Moody's

 Ratings

 Value

 CORPORATE BOND - 0.8%

 Banks - 0.8%

 Diversified Banks - 0.8%

 5,000,000

 NR / Aaa

 Rabobank Nederland NV, 0.51%, 6/15/12

 $

 5,000,031

 TOTAL CORPORATE BOND

 (Cost  $5,000,031)

 $

 5,000,031

 U.S. GOVERNMENT AGENCY OBLIGATIONS - 18.5%

 1,900,000

 AA+ / Aaa

 Federal Home Loan Banks, 0.33%, 2/28/12

 $

 1,900,233

 2,000,000

 AA+ / Aaa

 Federal Home Loan Banks, 0.12%, 7/18/12

 2,000,000

 3,000,000

 AA+ / Aaa

 Federal Home Loan Banks, 0.26%, 3/13/13

 3,000,870

 1,500,000

 AA+ / Aaa

 Federal Home Loan Banks, 0.425%, 9/21/12

 1,500,000

 3,500,000

 AA+ / AAA

 Federal Home Loan Banks, 0.26%, 1/24/12

 3,500,000

 27,530,000

 0.18

 AA+ / AAA

 Federal Home Loan Banks, Floating Rate Note, 1/24/12

 27,536,235

 25,000,000

 AA+ / Aaa

 U.S. Treasury Notes 1.125%, 1/15/12

 25,085,045

 25,000,000

 AA+ / Aaa

 U.S. Treasury Notes, 0.0%, 12/15/11

 24,999,899

 25,000,000

 NR / NR

 U.S. Treasury Notes, 0.875%, 1/31/12

 25,075,279

 25,000,000

 AA+ / Aaa

 U.S. Treasury Notes, 4.75%, 1/31/12

 25,407,310

 $

 140,004,871

 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS

 (Cost  $140,004,871)

 $

 140,004,871

 MUNICIPAL BONDS - 32.2%

 Government - 0.2%

 1,485,000

 0.16

 AA+ / NR

 Washington State Putters-Series, Floating Rate Note, 7/1/13

 $

 1,485,000

 Municipal  Development - 6.9%

 20,000,000

 AAA / Aaa

 Lower Neches Valley Authority, 0.2%, 11/1/38

 $

 20,000,000

 5,000,000

 0.04

 NR / Aa1

 Mississippi Business Finance Corp., Floating Rate Note, 12/1/30

 5,000,000

 3,050,000

 0.09

 AA / Aa1

 Mississippi Business Finance Corp., Floating Rate Note, 12/1/30

 3,050,000

 15,000,000

 NR / Aa1

 Mississippi Business Finance Corp., 0.21%, 12/1/30

 15,000,000

 $

 43,050,000

 Municipal  Education - 0.1%

 1,000,000

 0.24

 AA- / NR

 Illinois Financial Authority Revenue, Floating Rate Note, 9/1/41

 $

 1,000,000

 Municipal  Higher Education - 10.4%

 17,900,000

 0.07

 AAA / Aaa

 Connecticut State Health & Educational, Floating Rate Note, 7/1/33

 $

 17,900,000

 3,050,000

 0.09

 AAA / Aaa

 Connecticut State Health, Floating Rate Note, 7/1/36

 3,050,000

 7,975,000

 0.13

 AAA / Aa1

 District of Columbia, Floating Rate Note, 4/1/41

 7,975,000

 8,800,000

 0.13

 AAA / Aa1

 District of Columbia University Revenue, Floating Rate Note, 4/1/41

 8,800,000

 7,385,000

 AAA / Aa1

 Syracuse Industrial, 0.15,  12/1/35

 7,385,000

 2,000,000

 0.14

 AAA / Aa1

 Syracuse New York Industrial Development Agency, Floating Rate Note, 12/1/37

 2,000,000

 10,815,000

 0.08

 AAA / Aaa

 University of Texas, Floating Rate Note, 7/1/38

 10,815,000

 2,800,000

 0.05

 AAA / Aaa

 University of Texas, Floating Rate Note, 8/1/34

 2,800,000

 4,000,000

 0.11

 AAA / Aa1

 Wisconsin State Health & Educational Facilities, Floating Rate Note, 12/1/33

 4,000,000

 $

 64,725,000

 Municipal  Medical - 12.5%

 5,865,000

 0.11

 AAA / Aa1

 Connecticut State Health & Educational Facility Authority, Floating Rate Note, 7/1/25

 $

 5,865,000

 18,170,000

 0.12

 AA / Aaa

 Harris County Texas Health, Floating Rate Note, 12/01/41

 18,170,000

 7,090,000

 0.10

 AAA / Aaa

 Loudoun Cnty Virginia Industrial Development Authority Floating Rate Note, 2/15/38

 7,090,000

 13,560,000

 0.08

 AAA / Aaa

 Loudoun Cnty Virginia Industrial Development Authority Floating Rate Note, 2/15/38

 13,560,000

 6,000,000

 AA / Aa2

 Massachusetts Development Finance Agency, 0.0%, 7/1/46

 6,000,000

 5,000,000

 NR / Aa1

 Minneapolis & St Paul Housing & Redevelopment Authority, 0.2%, 11/15/35

 5,000,000

 5,765,000

 0.12

 NR / Aa2

 North Carolina Medical Care Communities, Floating Rate Note, 6/1/15

 5,765,000

 9,100,000

 0.11

 AAA / NR

 Oregon State Facilities Authority Revenue, Floating Rate Note, 8/1/34

 9,100,000

 7,050,000

 0.12

 AA+ / Aa2

 University of Michigan, Floating Rate Note, 12/1/37

 7,050,000

 $

 77,600,000

 Municipal Utilities - 1.0%

 6,465,000

 0.11

 AA / Aa2

 Gainsville Florida Utilities, Floating Rate Note, 10/1/38

 $

 6,465,000

 Municipal Water - 0.9%

 5,800,000

 0.10

 AA- / Aa2

 Boston Massachusetts Water & Sewer Communities Revenue, Floating Rate Note, 11/1/24

 $

 5,800,000

 TOTAL MUNICIPAL BONDS

 (Cost  $200,125,000)

 $

 200,125,000

 TEMPORARY CASH INVESTMENTS - 38.7%

 4,580,000

 AA- / NR

 Bank of Nova Scotia/Houston, 0.55219%, 3/12/12

 $

 4,583,894

 6,210,000

 A-1+ / P-1

 Barclays U.S. Funding Corp., 0.0%, 10/3/11

 6,210,000

 15,000,000

 NR / NR

 Johns Hopkins University, 0.13%, 10/3/11

 15,000,000

 4,500,000

 NR / NR

 Johns Hopkins University, 0.0%, 10/5/11

 4,500,000

 1,525,000

 A-1+ / P-1

 Nordea North America, Inc., 0.0%, 11/2/11

 1,524,682

 1,520,000

 A-1+ / P-1

 Nordea North America, Inc., 0.25%, 11/3/11

 1,519,660

 5,740,000

 A-1+ / P-1

 Nordea North America, Inc., 0.2%, 10/14/11

 5,739,649

 6,000,000

 A-1 / P-1

 Oversea-Chinese Banking Corp., Ltd., 0.0%, 10/11/11

 5,999,720

 3,000,000

 A-1 / P-1

 Oversea-Chinese Banking Corp., Ltd., 0.0%, 11/29/11

 2,998,527

 3,000,000

 A-1+ / P-1

 Procter & Gamble Co., 0.0%, 10/25/11

 2,999,596

 1,520,000

 A-1+ / P-1

 Rabobank USA Financial Corp., 0.32%, 11/28/11

 1,519,291

 2,000,000

 0.28

 AA- / Aaa

 Royal Bank of Canada, Floating Rate Note, 10/3/11

 2,000,000

 10,000,000

 AA- / Aa2

 Svenska Handelsbanken/New York, 0.0%, 10/6/11

 9,999,983

 2,500,000

 A-1+ / P-1

 Svenska Handelsbanken/New York, 0.205%, 10/26/11

 2,499,928

 10,875,000

 NR / NR

 Texas Public Finance Authority, 0.15%, 10/3/11

 10,875,000

 Total Commercial Paper

 $

 77,969,930

 Repurchase Agreement - 26.1%

 30,845,000

 Barclays Plc, 0.03%, dated 9/30/11, repurchase price of $30,845,000

 $

 30,845,000

 plus accrued interest on 10/3/11 collateralized by $31,461,900

 Freddie Mac Giant, 5.0%, 9/1/41

 43,485,000

 Deutschebank, 0.01%, dated 9/30/11, repurchase price of $43,485,000

 43,485,000

 plus accrued interest on 10/3/11 collateralized by the following:

 $27,446,807 U.S. Treasury Strip, 0.0%, 2/15/25-11/15/40

 $1,973,066 U.S. Treasury Notes, 1.375-1.5%, 2/15/13-7/31/16

 $15,013,088 U.S. Treasury Bonds, 2.125-2.375%, 1/15/25-2/15/41

 41,390,000

 RBC Capital Markets Corp., 0.03%, dated 9/30/11, repurchase price of $41,390,000 plus accrued interest on 10/3/11 collateralized by $42,217,807 Federal National

 Mortgage Association (ARM), 3.10%-3.278%, 3/1/41-4/1/41

 41,390,000

 46,485,000

 TD Securities, Inc., 0.04%, dated 9/30/11, repurchase price of $46,485,000 plus accrued interest on 10/3/11 collateralized by the following

 $26,686,813 U.S. Treasury Notes, 1.375%, 5/15/13

 $20,727,969 U.S. Treasury Bond, 3.375%, 4/15/32

 46,485,000

 Total Repurchase Agreements

 $

 162,205,000

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $240,174,930)

 $

 240,174,930

 TOTAL INVESTMENT IN SECURITIES - 94.2%

 (Cost  $585,304,832) (a)

 $

 585,304,832

 OTHER ASSETS AND LIABILITIES - 94.2%

 $

 36,062,789

 TOTAL NET ASSETS - 5.8%

 $

 621,367,621

 NR

 Not rated by either S&P or Moody's.

 (a)

 At September 30, 2011, cost for federal income tax purposes was $585,304,832.

 (b)

 Debt obligation with a variable interest rate.  Rate shown is rate at end of period.

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of September 30, 2011, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Corporate Bonds

$
-

$
5,000,031

$
-

$
5,000,031

 U.S. Government Agency Obligations

-

140,004,871

-

140,004,871

 Municipal Bonds

-

200,125,000

-

200,125,000

 Commercial Paper

-

77,969,930

-

77,969,930

 Repurchase Agreements

-

162,205,000

-

162,205,000

 Total

$
-

$
585,304,832

$
-

$
585,304,832

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. (a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Money Market Trust By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr, President Date November 29, 2011 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ John F. Cogan, Jr. John F. Cogan, Jr., President Date November 29, 2011 By (Signature and Title)* /s/ Mark Bradley Mark Bradley, Treasurer Date November 29, 2011 * Print the name and title of each signing officer under his or her signature.